10-Q LIFE SETTLEMENT POLICIES - Estimated Premiums (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
2024 remaining	$ 66,151
2024	92,883	$ 88,039
2025	72,923	100,785
2026	50,388	78,850
2027	32,736	50,388
Thereafter	366,103
Total	$ 681,184	$ 716,901